Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Increase in valuation allowance			$ 38.2	$ 7.2
Tax credit carryforward exchanged for cash payment, net benefit				$ 0.5	$ 0.5